Stockholders' Equity - Schedule of Fair Value Assumptions of Awards (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2017
Risk free interest rate, minimum	2.49%	1.90%
Risk free interest rate, maximum	2.51%	2.11%
Expected term (years)	3 years 9 months
Expected volatility	52.00%	36.00%
Expected dividends	0.00%	0.00%
Minimum [Member]
Expected term (years)		6 years 2 months 1 day
Maximum [Member]
Expected term (years)		6 years 2 months 30 days